Equity Method Investments (Details) - Schedule of equity method investments - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Mavrix [Member]
Schedule of Equity Method Investments [Line Items]
Assets	$ 225,978	$ 225,978	$ 203,864
Liabilities	51,873	51,873	15,477
Net assets	174,105	174,105	188,387
Company’s share of equity in net assets	87,052	87,052	94,194
Total revenues	26,797	52,025
Net income	10,419	18,436
Company’s share of net income	$ 5,209	$ 9,218
SGP Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Total revenues			34,958
Net income			16,433
Company’s share of net income			$ 8,217